Capital Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Equity [Abstract]
Capital Stock
10.	CAPITAL STOCK

Common Stock

We have authorized capital stock of 100,000,000 shares of common stock and 100,000 shares of preferred stock. As of March 31, 2016 and December 31, 2015, shares of common stock issued and outstanding totaled 66,041,227 and 55,741,229, respectively.

Preferred Stock

As of March 31, 2016 and December 31, 2015, shares of our 6.0% Convertible Perpetual Preferred Stock, Series A, par value $0.001 per share (“Series A Preferred Stock”) issued and outstanding totaled 12,836 and 16,100, respectively. During the first quarter of 2016, approximately 3,264 shares of Series A Preferred Stock were converted into approximately 1.8 million shares of common stock pursuant to the terms of the Series A Preferred Stock.

The annual dividend on each share of the Series A Preferred Stock is 6.0% per annum on the liquidation preference of $10,000 per share and is payable quarterly, in arrears, on February 15, May 15, August 15 and November 15 of each year.

We pay cumulative dividends, when and if declared, in cash, stock or a combination thereof, on a quarterly basis at a rate of $600 per share, or 6.0%, per year. Dividends that are not declared and paid in accordance with the quarterly schedule will accumulate from the most recent date upon which dividends were paid but will not bear interest. In February 2016, we suspended our quarterly dividend payment. No dividend has been declared by our board of directors in 2016. As of March 31, 2016 accumulated dividends in arrears totaled $2.1 million. While the accumulation does not result in the presentation of a liability on the Consolidated Balance Sheets, the accumulated dividends are added to our Net Loss in the determination of Loss Attributable to Common Shareholders and related loss per share calculations.

In 2015, we paid quarterly cash dividends of $150.00 per share for the periods of November 15, 2014 to February 15, 2015, February 15, 2015 to May 15, 2015, May 15, 2015 to August 15, 2015, and August 15, 2015 to November 15, 2015, respectively, each in the aggregate amount of $2.4 million. If we do not pay dividends for six consecutive quarterly periods, the holders of the shares of Series A Preferred Stock will have the right to elect two additional directors to serve on our board of directors.

13.	CAPITAL STOCK

Common Stock

Currently, our common stock is traded on the NASDAQ Global Select Market under the trading symbol “REXX”. We have authorized capital stock of 100,000,000 shares of common stock and 100,000 shares of preferred stock. As of December 31, 2015 and 2014, we had 55,741,229 and 54,174,763 shares of common stock outstanding, respectively.

Preferred Stock

On August 18, 2014, we completed a registered offering of 16,100 shares of 6.0% Convertible Perpetual Preferred Stock, Series A, par value $0.001 per share (the “Series A Preferred Stock”) that are represented by 1,610,000 depositary shares. The net proceeds of the offering were approximately $155.0 million, after deducting underwriting discounts, commissions and other offering expenses. We utilized a portion of the net proceeds to fund the acquisition of assets from Shell and used the remaining proceeds to fund our capital expenditures program and for general corporate purposes.

The annual dividend on each share of the Series A Preferred Stock is 6.0% per annum on the liquidation preference of $10,000 per share and is payable quarterly, in arrears, on each February 15, May 15, August 15 and November 15 of each year, commencing on November 15, 2014. During the first quarter of 2016, we suspended the payment of these dividends.

We pay cumulative dividends, when and if declared, in cash, stock or a combination thereof, on a quarterly basis at a rate of $600 per share, or 6.0%, per year. For the years ended December 31, 2015 and 2014, we declared quarterly cash dividends totaling approximately $9.7 million and $2.3 million, respectively.

The Series A Preferred Stock is convertible at the option of the holder at an initial conversion rate of 555.56 shares of our common stock per share (5.5556 shares of our common stock per depositary share), equivalent to an initial conversion price of $18.00 per share of common stock. The conversion price represents a premium of approximately 25.2% relative to the NASDAQ Global Market closing sale price of our common stock on August 12, 2014 or $14.38 per share.

At any time on or after August 30, 2019, we may at our option cause all outstanding shares of the Series A Preferred Stock to be automatically converted into common stock at the then-applicable conversion price if the closing sale price of our common stock exceeds 130% of the then-prevailing conversion price for a specified period prior to the conversion. If a holder elects to convert shares of Series A Preferred Stock upon the occurrence of certain specified fundamental changes, we may be obligated to deliver an additional number of shares above the applicable conversion rate to the converting holder.

Except as required by law or our Certificate of Incorporation, holders of the Series A Preferred Stock will have no voting rights unless dividends fall into arrears for six or more quarterly periods (whether or not consecutive). Until such arrearage is paid in full, the holders will be entitled to elect two directors and the number of directors on our board of directors will increase by that same number.